ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Receivables [Abstract]
Notes receivable	$ 38,046	$ 68,953
Accounts receivable	344,785	326,413
Allowance for credit losses	(73,009)	(77,603)
Accounts receivable and Notes receivable, net	$ 309,822	$ 317,763